UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

Item 1. Schedule of Investments.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments
September 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 53.7%
Australia — 3.5%
119	AGL Energy Ltd. (Utilities)	$1,312
7,012	Alumina Ltd. (Materials)	17,680
4,715	Australia & New Zealand Banking Group Ltd. (Banks)	72,843
5,600	BHP Billiton Ltd. (Materials)	144,875
1,997	BlueScope Steel Ltd. (Materials)	11,770
3,792	Boral Ltd. (Materials)	18,829
877	Brambles Ltd. (Commercial & Professional Services)	5,472
8,570	Caltex Australia Ltd. (Energy)	84,769
3,031	Commonwealth Bank of Australia (Banks)	106,824
162	CSL Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	4,908
13,739	CSR Ltd. (Capital Goods)	27,529
2,021	Foster’s Group Ltd. (Food, Beverage & Tobacco)	9,029
16,092	Goodman Fielder Ltd. (Food, Beverage & Tobacco)	18,255
2,787	Macquarie Communications Infrastructure Group (Media)	5,796
4,545	National Australia Bank Ltd. (Banks)	91,729
49,111	OZ Minerals Ltd. (Materials)	62,316
4,133	Qantas Airways Ltd. (Transportation)	10,537
2,354	Sonic Healthcare Ltd. (Health Care Equipment & Services)	25,040
6,220	Suncorp-Metway Ltd. (Insurance)	47,277
2,194	TABCORP Holdings Ltd. (Consumer Services)	14,414
12,026	Telstra Corp. Ltd. (Telecommunication Services)	40,347
6,797	Transurban Group (Transportation)	31,150
2,490	Wesfarmers Ltd. (Food & Staples Retailing)	57,907
5,727	Westfield Group (REIT) (Real Estate)	78,448
2,015	Westpac Banking Corp. (Banks)	35,715
74	Woodside Petroleum Ltd. (Energy)	2,986

		1,027,757

Austria — 0.2%
59	OMV AG (Energy)	2,487
156	Telekom Austria AG (Telecommunication Services)	2,745
856	Voestalpine AG (Materials)	26,748
650	Wienerberger AG (Capital Goods)	17,648

		49,628

Belgium — 0.5%
1,089	Compagnie Maritime Belge SA (Transportation)	43,883
480	Dexia SA (Banks)	5,243
5,390	Fortis (Diversified Financials)	33,299
1,127	InBev NV (Food, Beverage & Tobacco)	67,051

		149,476

Bermuda — 0.4%
2,300	Frontline Ltd. (Energy)	108,621

Shares	Description	Value
Common Stocks — (continued)
Denmark — 0.5%
700	Bang & Olufsen A/S Class B (Consumer Durables & Apparel)	$26,375
700	Danske Bank A/S (Banks)	16,854
1,900	TrygVesta AS (Insurance)	122,166

		165,395

Finland — 1.0%
870	Kesko Oyj Class B (Food & Staples Retailing)	22,259
2,844	Nokia Oyj (Technology Hardware & Equipment)	53,045
8,387	Orion Oyj Class B (Pharmaceuticals, Biotechnology & Life Sciences)	142,094
2,878	Sampo Oyj Class A (Insurance)	65,480
485	Uponor Oyj (Capital Goods)	6,139

		289,017

France — 5.6%
1,234	AXA SA (Insurance)	40,394
398	BNP Paribas (Banks)	37,992
7,565	Credit Agricole SA (Banks)	145,701
4,694	France Telecom SA (Telecommunication Services)	131,665
688	Legrand SA (Capital Goods)	15,517
9,186	Natixis (Banks)	30,761
751	Neopost SA (Technology Hardware & Equipment)	70,816
646	PPR (Retailing)	57,803
3,426	Renault SA (Automobiles & Components)	218,337
2,495	Sanofi-Aventis SA (Pharmaceuticals, Biotechnology & Life Sciences)	164,035
2,731	Schneider Electric SA (Capital Goods)	234,523
1,763	Societe Generale (Banks)	158,370
7,918	Thomson (Consumer Durables & Apparel)*	28,298
4,617	Total SA (Energy)(a)	280,482
172	Unibail-Rodamco (REIT) (Real Estate)	34,801

		1,649,495

Germany — 5.0%
18	Allianz SE (Registered) (Insurance)	2,468
11,609	Altana AG (Materials)	172,011
3,650	BASF SE (Materials)	174,019
1,487	Daimler AG (Registered) (Automobiles & Components)	73,834
2,480	Deutsche Bank AG (Registered) (Diversified Financials)	177,412
4,853	Deutsche Lufthansa AG (Registered) (Transportation)	94,868
1,630	Deutsche Post AG (Registered) (Transportation)	34,009
19,010	Deutsche Telekom AG (Registered) (Telecommunication Services)(a)	288,709
1,068	E.ON AG (Utilities)	53,760
1,169	ProSiebenSat.1 Media AG Preference Shares (Media)	7,908
1,241	RWE AG (Utilities)	118,313

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Germany — (continued)
1,798	RWE AG Preference Shares (Utilities)	$129,300
702	SAP AG (Software & Services)	37,388
1,419	Siemens AG (Registered) (Capital Goods)	132,360

		1,496,359

Greece — 0.4%
3,741	Motor Oil Hellas Corinth Refineries SA (Energy)	56,231
2,371	OPAP SA (Consumer Services)	72,775

		129,006

Ireland — 0.2%
2,740	Allied Irish Banks PLC (Banks)	22,525
4,352	Bank of Ireland (Banks)	24,262
780	Irish Life & Permanent PLC (Insurance)	5,464

		52,251

Italy — 2.3%
32,978	Enel SpA (Utilities)	275,290
784	ENI SpA (Energy)	20,780
30,270	Intesa Sanpaolo SpA (Banks)	166,472
23,134	Intesa Sanpaolo SpA RNC (Banks)	110,367
10,051	Parmalat SpA (Food, Beverage & Tobacco)	23,725
6,824	Telecom Italia SpA (Telecommunication Services)	10,156
67,226	Telecom Italia SpA RNC (Telecommunication Services)	76,204

		682,994

Japan — 12.5%
880	Acom Co. Ltd. (Diversified Financials)	30,075
2,700	Aderans Holdings Co. Ltd. (Household & Personal Products)	42,917
200	Advantest Corp. (Semiconductors & Semiconductor Equipment)	4,229
2,400	Aeon Credit Service Co. Ltd. (Diversified Financials)	24,496
400	Autobacs Seven Co. Ltd. (Retailing)	9,998
3,300	Canon, Inc. (Technology Hardware & Equipment)	125,106
3,000	Central Glass Co. Ltd. (Capital Goods)	10,016
400	Chubu Electric Power Co., Inc. (Utilities)	9,425
100	Citizen Holdings Co. Ltd. (Technology Hardware & Equipment)	693
4,000	Dai Nippon Printing Co. Ltd. (Commercial & Professional Services)	53,953
500	Daifuku Co. Ltd. (Capital Goods)	3,152
400	Daiichi Sankyo Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	10,306
1,000	Denki Kagaku Kogyo Kabushiki Kaisha (Materials)	2,631
500	Denso Corp. (Automobiles & Components)	12,264
68	eAccess Ltd. (Software & Services)	38,114
8	East Japan Railway Co. (Transportation)	59,661

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
2,700	Eisai Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	$105,435
500	Fanuc Ltd. (Capital Goods)	37,616
800	Hokkaido Electric Power Co., Inc. (Utilities)	16,704
400	Honda Motor Co. Ltd. (Automobiles & Components)	12,133
3,500	Hoya Corp. (Technology Hardware & Equipment)	69,432
1	Japan Real Estate Investment Corp. (REIT) (Real Estate)	8,070
7	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	26,384
2,400	JFE Holdings, Inc. (Materials)	74,439
1,000	Kao Corp. (Household & Personal Products)	26,818
2,000	Kawasaki Kisen Kaisha Ltd. (Transportation)	12,373
500	Komatsu Ltd. (Capital Goods)	8,186
4,000	Kubota Corp. (Capital Goods)	25,230
1,700	Kyushu Electric Power Co., Inc. (Utilities)	35,436
1,800	Lawson, Inc. (Food & Staples Retailing)	83,008
8,700	Marui Group Co. Ltd. (Retailing)	64,971
4,000	Matsushita Electric Works Ltd. (Capital Goods)	35,522
300	Meitec Corp. (Commercial & Professional Services)	8,036
500	Mitsubishi Chemical Holdings Corp. (Materials)	2,643
1,500	Mitsubishi Corp. (Capital Goods)	31,290
3,000	Mitsubishi Estate Co. Ltd. (Real Estate)	59,115
9,000	Mitsubishi Rayon Co. Ltd. (Materials)	22,289
13,300	Mitsubishi UFJ Financial Group, Inc. (Banks)	115,979
3,000	Mitsui & Co. Ltd. (Capital Goods)	37,243
2,000	Mitsui Fudosan Co. Ltd. (Real Estate)	38,644
26,000	Mitsui Mining & Smelting Co. Ltd. (Materials)	60,686
1,000	Mitsui OSK Lines Ltd. (Transportation)	8,688
300	Mitsui Sumitomo Insurance Group Holdings, Inc. (Insurance)	10,217
200	Mitsumi Electric Co. Ltd. (Technology Hardware & Equipment)	5,079
24	Mizuho Financial Group, Inc. (Banks)	104,956
200	Murata Manufacturing Co. Ltd. (Technology Hardware & Equipment)	8,074
3,000	NEC Corp. (Technology Hardware & Equipment)	12,822
200	Nintendo Co. Ltd. (Software & Services)	84,835
1	Nippon Building Fund, Inc. (REIT) (Real Estate)	9,667
6,000	Nippon Express Co. Ltd. (Transportation)	26,785
8,000	Nippon Kayaku Co. Ltd. (Materials)	48,032
5	Nippon Paper Group, Inc. (Materials)	14,612

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
2,000	Nippon Steel Corp. (Materials)	$7,550
2	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	8,927
9,000	Nippon Yusen KK (Transportation)	58,668
25,000	Nishimatsu Construction Co. Ltd. (Capital Goods)	57,552
30,000	Nissan Motor Co. Ltd. (Automobiles & Components)	202,854
1,000	NSK Ltd. (Capital Goods)	5,777
13,000	NTN Corp. (Capital Goods)	67,558
97	NTT DoCoMo, Inc. (Telecommunication Services)	155,268
1,400	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	64,679
1,000	Oracle Corp. Japan (Software & Services)	45,512
3,000	Panasonic Corp. (Consumer Durables & Apparel)	51,719
3,000	Ricoh Co. Ltd. (Technology Hardware & Equipment)	42,183
100	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	5,500
600	Sankyo Co. Ltd. (Consumer Durables & Apparel)	30,456
1,000	Sanwa Holdings Corp. (Capital Goods)	3,777
5	Sapporo Hokuyo Holdings, Inc. (Banks)	25,030
223	SBI Holdings, Inc. (Diversified Financials)	33,383
2,400	Sega Sammy Holdings, Inc. (Consumer Durables & Apparel)	21,709
4,000	Sekisui Chemical Co. Ltd. (Consumer Durables & Apparel)	23,778
6,000	Sekisui House Ltd. (Consumer Durables & Apparel)	55,086
1,000	Sharp Corp. (Consumer Durables & Apparel)	10,927
4,600	Showa Shell Sekiyu KK (Energy)	44,802
1,000	Sompo Japan Insurance, Inc. (Insurance)	8,488
300	Sony Corp. (Consumer Durables & Apparel)	9,251
700	Sumco Corp. (Semiconductors & Semiconductor Equipment)	11,080
8,800	Sumitomo Corp. (Capital Goods)	82,050
3,000	Sumitomo Metal Industries Ltd. (Materials)	9,301
14	Sumitomo Mitsui Financial Group, Inc. (Banks)	87,775
3,600	Sumitomo Rubber Industries, Inc. (Automobiles & Components)	32,072
200	T&D Holdings, Inc. (Insurance)	10,564
1,100	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	55,386
1,640	Takefuji Corp. (Diversified Financials)	21,341

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
300	TDK Corp. (Technology Hardware & Equipment)	$15,026
13,000	Teijin Ltd. (Materials)	39,063
2,500	The Kansai Electric Power Co., Inc. (Utilities)	55,621
13,000	The Sumitomo Trust & Banking Co. Ltd. (Banks)	86,612
2,400	The Tokyo Electric Power Co., Inc. (Utilities)	59,051
200	Tohoku Electric Power Co., Inc. (Utilities)	4,299
1,300	Tokio Marine Holdings, Inc. (Insurance)	47,728
2,600	Tokyo Seimitsu Co. Ltd. (Semiconductors & Semiconductor Equipment)	31,657
3,000	TonenGeneral Sekiyu KK (Energy)	24,640
3,000	Toshiba Corp. (Technology Hardware & Equipment)	13,084
3,600	Toyota Motor Corp. (Automobiles & Components)	153,909
590	USS Co. Ltd. (Retailing)	37,946

		3,707,124

Luxembourg — 0.0%
299	ArcelorMittal (Materials)	15,147

Netherlands — 1.9%
6,088	Aegon NV (Insurance)	53,862
8,479	ING Groep NV CVA (Diversified Financials)	181,771
1,063	Koninklijke Philips Electronics NV (Capital Goods)	28,842
3,476	Royal Dutch Shell PLC Class A (Energy)	102,411
2,225	Royal Dutch Shell PLC Class B (Energy)	62,506
5,317	Unilever NV CVA (Food, Beverage & Tobacco)	149,668

		579,060

New Zealand — 0.1%
3,296	Fletcher Building Ltd. (Materials)	14,890
703	Telecom Corp. of New Zealand Ltd. (Telecommunication Services)	1,300
2,786	Vector Ltd. (Utilities)	3,935

		20,125

Norway — 0.2%
800	DnB NOR ASA (Banks)	6,206
5,800	Norsk Hydro ASA (Materials)	39,238
150	StatoilHydro ASA (Energy)	3,565

		49,009

Portugal — 0.2%
3,640	CIMPOR-Cimentos de Portugal, SGPS, SA (Materials)	23,334
4,424	Portugal Telecom, SGPS, SA (Registered) (Telecommunication Services)	44,488

		67,822

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Spain — 2.3%
2,811	ACS Actividades de Construccion y Servicios SA (Capital Goods)	$113,802
6,483	Antena 3 de Television SA (Media)	47,147
4,998	Banco Bilbao Vizcaya Argentaria SA (Banks)	80,821
10,074	Banco Santander SA (Banks)	151,053
31	Fomento de Construcciones y Contratas SA (Capital Goods)	1,401
10,163	Gestevision Telecinco SA (Media)	103,868
3,047	Iberdrola SA (Utilities)	30,955
21,999	Iberia Lineas Aereas de Espana SA (Transportation)	53,549
576	Indra Sistemas SA (Software & Services)	13,726
2,584	Repsol YPF SA (Energy)	76,579
12	Union Fenosa SA (Utilities)	293

		673,194

Sweden — 1.0%
1,700	Axfood AB (Food & Staples Retailing)	46,210
8,500	Boliden AB (Materials)	35,746
2,000	D. Carnegie & Co. AB (Diversified Financials)	14,835
4,000	Telefonaktiebolaget LM Ericsson Class B (Technology Hardware & Equipment)	37,987
6,400	Volvo AB Class A (Capital Goods)	54,316
12,900	Volvo AB Class B (Capital Goods)	116,546

		305,640

Switzerland — 5.0%
1,745	ABB Ltd. (Registered) (Capital Goods)*	33,815
5,279	Ciba Holding AG (Materials)	225,948
688	Compagnie Financiere Richemont SA (Consumer Durables & Apparel)	30,398
175	Credit Suisse Group AG (Registered) (Diversified Financials)	8,173
72	Holcim Ltd. (Registered) (Materials)	5,277
68	Lonza Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	8,532
10,011	Nestle SA (Registered) (Food, Beverage & Tobacco)	432,651
223	Nobel Biocare Holding AG (Health Care Equipment & Services)	7,459
4,666	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	245,663
749	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	117,250
10,271	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	104,150
460	Swiss Reinsurance (Registered) (Insurance)	25,533
7,065	UBS AG (Registered) (Diversified Financials)*	120,758
425	Zurich Financial Services AG (Registered) (Insurance)	117,691

		1,483,298

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — 10.9%
2,176	Anglo American PLC (Materials)	$73,505
2,049	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	89,663
8,765	Aviva PLC (Insurance)	76,240
15,042	Barclays PLC (Banks)	89,371
3,710	BHP Billiton PLC (Materials)	84,047
9,068	BP PLC ADR (Energy)	454,941
4,428	British American Tobacco PLC (Food, Beverage & Tobacco)	144,562
76,843	BT Group PLC (Telecommunication Services)	222,772
3,918	Cadbury PLC (Food, Beverage & Tobacco)	39,627
872	Carnival PLC (Consumer Services)	25,990
10,769	Cattles PLC (Diversified Financials)	15,011
4,796	Centrica PLC (Utilities)	26,986
8,288	Diageo PLC (Food, Beverage & Tobacco)	141,389
12,332	Electrocomponents PLC (Technology Hardware & Equipment)	36,496
2,632	Friends Provident PLC (Insurance)	4,476
5,163	GlaxoSmithKline PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)	224,384
94	Hammerson PLC (REIT) (Real Estate)	1,657
4,957	HBOS PLC (Banks)	11,246
3,155	HSBC Holdings PLC (Banks)	51,043
14,025	Investec PLC (Diversified Financials)	76,631
29,367	ITV PLC (Media)	22,054
19,589	Kingfisher PLC (Retailing)	46,699
1,884	Land Securities Group PLC (REIT) (Real Estate)	42,551
25,635	Lloyds TSB Group PLC (Banks)	103,009
15,501	Mondi PLC (Materials)	72,346
7,984	National Grid PLC (Utilities)	101,342
1,812	Persimmon PLC (Consumer Durables & Apparel)	13,185
45,925	Rentokil Initial PLC (Commercial & Professional Services)	56,979
15,084	Rexam PLC (Materials)	107,170
1,477	Rio Tinto PLC (Materials)	92,695
44,659	Royal Bank of Scotland Group PLC (Banks)	144,066
15,851	RSA Insurance Group PLC (Insurance)	42,380
2,460	Scottish & Southern Energy PLC (Utilities)	62,597
1,661	Tate & Lyle PLC (Food, Beverage & Tobacco)	11,411
18,421	Taylor Wimpey PLC (Consumer Durables & Apparel)	11,934
805	Tesco PLC (Food & Staples Retailing)	5,599
40,521	Tomkins PLC (Capital Goods)	113,138
9,462	Trinity Mirror PLC (Media)	14,379
6,724	Unilever PLC (Food, Beverage & Tobacco)	182,831
1,522	United Utilities Group PLC (Utilities)	18,888

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
1,189	Vodafone Group PLC ADR (Telecommunication Services)	$26,277
5,983	William Hill PLC (Consumer Services)	25,229
2,478	Wolseley PLC (Capital Goods)	18,730
8,564	Yell Group PLC (Media)	11,851

		3,237,377

TOTAL INVESTMENTS — 53.7%		$15,937,795

OTHER ASSETS IN EXCESS OF LIABILITIES — 46.3%		13,717,056

NET ASSETS — 100.0%		$29,654,851

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is segregated for initial margin requirements on futures transactions.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust
RNC	— Risparmio Non-Convertible Saving Shares

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investments Industry Classifications†	As a % of Net Assets
Automobiles & Components	2.4%
Banks	7.0
Capital Goods	4.4
Commercial & Professional Services	0.4
Consumer Durables & Apparel	1.1
Consumer Services	0.5
Diversified Financials	2.5
Energy	4.5
Food & Staples Retailing	0.7
Food, Beverage & Tobacco	4.2
Health Care Equipment & Services	0.1
Household & Personal Products	0.2
Insurance	2.3
Materials	5.7
Media	0.7
Pharmaceuticals, Biotechnology & Life Sciences	4.2
Real Estate	0.9
Retailing	0.7
Semiconductors & Semiconductor Equipment	0.5
Software & Services	0.7
Technology Hardware & Equipment	1.7
Telecommunication Services	3.4
Transportation	1.5
Utilities	3.4

TOTAL INVESTMENTS	53.7%

† Industry concentrations greater than one-tenth of one percent are disclosed.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At September 30, 2008, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long	Month	Value	Loss

Dow Jones EURO STOXX 50 Index	38	December 2008	$1,638,060	$(52,253)
FTSE 100 Index	9	December 2008	795,712	(27,431)
Hang Seng Index	3	October 2008	349,305	(20,173)
MSCI Sing Index	4	October 2008	163,524	(7,567)
SPI 200 Index	2	December 2008	185,116	(8,707)
Topix Index	5	December 2008	510,554	(23,279)

TOTAL				$(139,410)

WRITTEN OPTIONS — At September 30, 2008, the Fund had outstanding written options as follows:

	Number of	Exercise	Expiration
Call Options	Contracts	Rate	Month	Value

Dow Jones EURO STOXX 50 Index	41	EUR 3,050	December 2008	$(112,323)
FTSE 100 Index	7	GBP 4,925	December 2008	(40,571)
Nikkei-225 Stock Average	12	JPY 12,500	December 2008	(25,370)

Total (Premiums Received: $272,476)	60			$(178,264)

Currency Legend:
EUR	— Euro Currency
GBP	— British Pound
JPY	— Japanese Yen

TAX INFORMATION — At September 30, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$21,182,098

Gross unrealized gain	103,445
Gross unrealized loss	(5,347,748)

Net unrealized security loss	$(5,244,303)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND
Schedule of Investments
September 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 98.6%
Australia — 6.2%
1,064	AGL Energy Ltd. (Utilities)	$11,734
32,278	Amcor Ltd. (Materials)	141,940
5,545	Ansell Ltd. (Health Care Equipment & Services)	56,940
982	ASX Ltd. (Diversified Financials)	24,207
15,395	Australia & New Zealand Banking Group Ltd. (Banks)	237,841
31,094	AXA Asia Pacific Holdings Ltd. (Insurance)	127,942
2,123	Bendigo and Adelaide Bank Ltd. (Banks)	20,267
6,600	BHP Billiton Ltd. (Materials)	170,746
79,898	BlueScope Steel Ltd. (Materials)	470,887
10,196	Boart Longyear Group (Capital Goods)	9,197
28,063	Boral Ltd. (Materials)	139,344
7,323	Caltex Australia Ltd. (Energy)	72,435
9,282	Commonwealth Bank of Australia (Banks)	327,131
19,148	Commonwealth Property Office Fund (REIT) (Real Estate)	22,562
26,641	Computershare Ltd. (Software & Services)	201,399
41,472	Fortescue Metals Group Ltd. (Materials)*	157,787
6,181	Foster’s Group Ltd. (Food, Beverage & Tobacco)	27,615
10,812	Incitec Pivot Ltd. (Materials)	43,319
50,425	Insurance Australia Group Ltd. (Insurance)	167,374
907	Leighton Holdings Ltd. (Capital Goods)	27,917
6,811	Lend Lease Corp. Ltd. (Real Estate)	50,240
2,949	Lion Nathan Ltd. (Food, Beverage & Tobacco)	22,079
44,863	Macquarie Infrastructure Group (Transportation)	85,069
12,815	National Australia Bank Ltd. (Banks)	258,638
52,317	OneSteel Ltd. (Materials)	193,526
6,995	Origin Energy Ltd. (Energy)	90,477
5,612	OZ Minerals Ltd. (Materials)	7,121
1,639	Paladin Energy Ltd. (Energy)*	5,065
68,555	Qantas Airways Ltd. (Transportation)	174,773
215	QBE Insurance Group Ltd. (Insurance)	4,637
7,024	Rio Tinto Ltd. (Materials)	473,292
8,353	Santos Ltd. (Energy)	127,812
1,597	Sims Group Ltd. (Materials)	38,693
43,794	Stockland (REIT) (Real Estate)	196,604
1,161	Suncorp-Metway Ltd. (Insurance)	8,825
165,993	Tatts Group Ltd. (Consumer Services)	320,070
2,547	Wesfarmers Ltd. (Food & Staples Retailing)	58,630
23,719	Westfield Group (REIT) (Real Estate)	324,901
75,020	Westpac Banking Corp. (Banks)	1,329,698
11,068	Woodside Petroleum Ltd. (Energy)	446,604
18,031	Woolworths Ltd. (Food & Staples Retailing)	397,187
74	WorleyParsons Ltd. (Energy)	1,830

		7,074,355

Shares	Description	Value
Common Stocks — (continued)
Austria — 0.4%
9,169	OMV AG (Energy)	$386,474

Belgium — 1.1%
10,428	Solvay SA (Materials)	1,280,034

Bermuda — 0.2%
8,200	Seadrill Ltd. (Energy)	169,889

Denmark — 0.8%
26	A.P. Moller — Maersk A/S Class B (Transportation)	226,168
300	Danisco A/S (Food, Beverage & Tobacco)	16,861
3,700	Danske Bank A/S (Banks)	89,087
7,625	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	395,297
2,350	Vestas Wind Systems A/S (Capital Goods)*	205,120

		932,533

Finland — 1.3%
12,120	Elisa Communications Oyj Class A (Telecommunication Services)	237,825
7,551	Neste Oil Oyj (Energy)	157,478
2,871	Nokian Renkaat Oyj (Automobiles & Components)	69,085
9,187	Sampo Oyj Class A (Insurance)	209,021
4,289	Sanoma Oyj (Media)	81,106
27,056	UPM-Kymmene Oyj (Materials)	422,138
6,360	Wartsila Oyj (Capital Goods)	267,937

		1,444,590

France — 10.5%
3,682	Alstom SA (Capital Goods)	279,498
18,675	AXA SA (Insurance)	611,314
8,346	BNP Paribas (Banks)	796,688
7,142	Cap Gemini SA (Software & Services)	337,394
7,393	Christian Dior SA (Consumer Durables & Apparel)	560,702
712	CNP Assurances (Insurance)	80,421
2,303	Compagnie de Saint-Gobain (Capital Goods)	119,131
25,661	Eutelsat Communications (Media)	682,590
41,857	France Telecom SA (Telecommunication Services)	1,174,072
2,045	Gecina SA (REIT) (Real Estate)	220,414
1,538	PSA Peugeot SA (Automobiles & Components)	57,885
3,068	Publicis Groupe (Media)	96,633
465	Renault SA (Automobiles & Components)	29,634
28,812	Sanofi-Aventis SA (Pharmaceuticals, Biotechnology & Life Sciences)(a)	1,894,261
30,160	SCOR SE (Insurance)	586,455
59,769	Total SA (Energy)(a)	3,630,963
21,757	Valeo SA (Automobiles & Components)	658,405
4,749	Vivendi (Media)	148,885

		11,965,345

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Germany — 8.8%
7,444	Adidas AG (Consumer Durables & Apparel)	$397,657
4,120	Bayer AG (Pharmaceuticals, Biotechnology & Life Sciences)	301,737
20,373	Daimler AG (Registered) (Automobiles & Components)	1,011,579
10,800	Deutsche Bank AG (Registered) (Diversified Financials)	772,600
3,072	Deutsche Boerse AG (Diversified Financials)	281,120
90,115	Deutsche Lufthansa AG (Registered) (Transportation)	1,761,598
9,769	Deutsche Telekom AG (Registered) (Telecommunication Services)	148,364
43,178	E.ON AG (Utilities)	2,173,445
2,506	Fresenius Medical Care AG & Co. KGaA (Health Care Equipment & Services)	129,727
1,313	Fresenius SE (Health Care Equipment & Services)	96,383
9,072	Fresenius SE Preference Shares (Health Care Equipment & Services)	660,228
11,275	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)*	62,598
4,561	MAN AG (Capital Goods)	307,076
5,359	Muenchener Rueckversicherungs AG (Registered) (Insurance)	808,378
2,073	RWE AG (Utilities)	197,633
5,178	Siemens AG (Registered) (Capital Goods)	482,988
6,165	Solarworld AG (Capital Goods)	259,491
2,635	ThyssenKrupp AG (Materials)	79,113
124	Volkswagen AG (Automobiles & Components)	48,589

		9,980,304

Greece — 0.6%
4,801	Hellenic Petroleum SA (Energy)	51,160
55,472	Marfin Investment Group SA (Diversified Financials)*	397,984
6,135	OPAP SA (Consumer Services)	188,308

		637,452

Hong Kong — 2.1%
28,000	Cheung Kong Holdings Ltd. (Real Estate)	317,199
142,000	Chinese Estates Holdings Ltd. (Real Estate)	175,961
36,000	CITIC International Financial Holdings Ltd. (Banks)*	23,829
27,000	CLP Holdings Ltd. (Utilities)	217,802
11,000	Hang Lung Group Ltd. (Real Estate)	34,844
3,400	Hang Seng Bank Ltd. (Banks)	64,274
31,700	Hong Kong & China Gas Co. Ltd. (Utilities)	72,362

Shares	Description	Value
Common Stocks — (continued)
Hong Kong — (continued)
8,600	Hong Kong Exchanges and Clearing Ltd. (Diversified Financials)	$105,921
11,000	HongKong Electric Holdings (Utilities)	69,091
39,000	Hutchison Whampoa Ltd. (Capital Goods)	299,541
1,000	Hysan Development Co. Ltd. (Real Estate)	2,603
30,000	Kingboard Chemical Holdings Ltd. (Technology Hardware & Equipment)	102,435
48,000	Li & Fung Ltd. (Retailing)	117,458
71,000	New World Development Ltd. (Real Estate)	79,076
106,600	Noble Group Ltd. (Capital Goods)	101,445
84,000	Pacific Basin Shipping Ltd. (Transportation)	69,838
1,000	Sun Hung Kai Properties Ltd. (Real Estate)	10,305
3,500	Swire Pacific Ltd. Class A (Real Estate)	30,765
3,000	Television Broadcasts Ltd. (Media)	12,740
18,400	The Bank of East Asia Ltd. (Banks)	57,920
25,500	The Link Real Estate Investment Trust (REIT) (Real Estate)	53,009
73,000	Wheelock & Co. Ltd. (Real Estate)	132,409
10,500	Wing Hang Bank Ltd. (Banks)	80,673
8,000	Wing Lung Bank (Banks)	159,926
1,500	Yue Yuen Industrial Holdings Ltd. (Consumer Durables & Apparel)	4,097

		2,395,523

Ireland — 0.3%
2,722	Allied Irish Banks PLC (Banks)	22,376
10,537	Kerry Group PLC Class A (Food, Beverage & Tobacco)	308,547
243	Paddy Power PLC (Consumer Services)	4,228

		335,151

Italy — 4.0%
33,552	Banco Popolare Societa Cooperativa (Banks)	521,212
5,767	Fiat SpA (Automobiles & Components)	77,496
11,569	Finmeccanica SpA (Capital Goods)	250,788
356,564	Intesa Sanpaolo SpA (Banks)	1,960,953
32,439	Intesa Sanpaolo SpA RNC (Banks)	154,758
372,118	Parmalat SpA (Food, Beverage & Tobacco)(b)	878,363
1,177,872	Pirelli & C. SpA (Automobiles & Components)	694,976

		4,538,546

Japan — 22.0%
940	Acom Co. Ltd. (Diversified Financials)	32,126
4,900	AEON Credit Service Co. Ltd. (Diversified Financials)	50,012
400	AIFUL Corp. (Diversified Financials)	3,095
51,800	Alps Electric Co. Ltd. (Technology Hardware & Equipment)	405,487
36,000	Amada Co. Ltd. (Capital Goods)	197,706
28,000	Asahi Glass Co. Ltd. (Capital Goods)	246,138

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
59,000	Asahi Kasei Corp. (Materials)	$248,237
39,200	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)(b)	1,647,154
5,900	Autobacs Seven Co. Ltd. (Retailing)	147,470
28,900	Brother Industries Ltd. (Technology Hardware & Equipment)	306,004
18,700	Canon Marketing Japan, Inc. (Retailing)	286,438
5,400	Canon, Inc. (Technology Hardware & Equipment)	204,719
1,300	Coca-Cola West Holdings Co. Ltd. (Food, Beverage & Tobacco)	29,376
15,000	Dainippon Printing Co. Ltd. (Commercial & Professional Services)	202,326
14,000	Dainippon Sumitomo Pharma Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	114,687
700	Daito Trust Construction Co. Ltd. (Real Estate)	26,035
14,000	Daiwa House Industry Co. Ltd. (Real Estate)	133,848
200	Electric Power Development Co. Ltd. (Utilities)	6,459
28,000	Fuji Heavy Industries Ltd. (Automobiles & Components)	141,830
115	Fuji Media Holdings, Inc. (Media)	148,332
35,000	Furukawa Electric Co. Ltd. (Capital Goods)	154,556
9,300	Glory Ltd. (Capital Goods)	214,397
8,700	Hitachi Chemical Co. Ltd. (Materials)	116,748
25,000	Hitachi Ltd. (Technology Hardware & Equipment)	168,774
22,000	Hokuhoku Financial Group, Inc. (Banks)	49,095
88,000	Honda Motor Co. Ltd. (Automobiles & Components)(a)	2,669,283
1,100	Idemitsu Kosan Co. Ltd. (Energy)	89,086
43,000	IHI Corp. (Capital Goods)	67,567
61	Japan Prime Realty Investment Corp. (REIT) (Real Estate)	144,637
8,800	JFE Holdings, Inc. (Materials)	272,942
3,100	JTEKT Corp. (Capital Goods)	35,370
93,000	Kaneka Corp. (Materials)	513,759
2,000	Kao Corp. (Household & Personal Products)	53,635
3,000	Kawasaki Kisen Kaisha Ltd. (Transportation)	18,560
4,500	Konica Minolta Holdings, Inc. (Technology Hardware & Equipment)	51,429
1,700	Kyocera Corp. (Technology Hardware & Equipment)	129,040
28,000	Mazda Motor Corp. (Automobiles & Components)	114,030
18,000	Mitsubishi Electric Corp. (Capital Goods)	121,447
3,050	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financials)	99,809
7,000	Mitsui & Co. Ltd. (Capital Goods)	86,900

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
65,000	Mitsui OSK Lines Ltd. (Transportation)	$564,743
301	Mizuho Financial Group, Inc. (Banks)	1,316,317
3,900	Namco Bandai Holdings, Inc. (Consumer Durables & Apparel)	42,875
66,000	NEC Corp. (Technology Hardware & Equipment)	282,092
12,100	NEC Electronics Corp. (Semiconductors & Semiconductor Equipment)*	252,809
1,700	Nintendo Co. Ltd. (Software & Services)	721,095
8,000	Nippon Electric Glass Co. Ltd. (Technology Hardware & Equipment)	72,468
64,500	Nippon Mining Holdings, Inc. (Energy)	259,808
10,000	Nippon Oil Corp. (Energy)	50,357
11,000	Nippon Steel Corp. (Materials)	41,527
21	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	93,732
74,000	Nippon Yusen KK (Transportation)	482,377
45,500	Nisshin Seifun Group, Inc. (Food, Beverage & Tobacco)	612,497
6,000	Nisshinbo Industries, Inc. (Consumer Durables & Apparel)	58,513
20,100	Nomura Holdings, Inc. (Diversified Financials)	262,307
30,600	Nomura Real Estate Holdings, Inc. (Real Estate)(b)	728,880
1,018	NTT DoCoMo, Inc. (Telecommunication Services)(b)	1,629,510
16,700	Omron Corp. (Technology Hardware & Equipment)	259,223
800	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	36,959
87,000	Osaka Gas Co. Ltd. (Utilities)	299,567
20,000	Panasonic Corp. (Consumer Durables & Apparel)	344,790
12,400	Pioneer Corp. (Consumer Durables & Apparel)	81,792
2	Resona Holdings, Inc. (Banks)	2,698
17,000	Ricoh Co. Ltd. (Technology Hardware & Equipment)	239,036
4,000	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	220,015
100	Sankyo Co. Ltd. (Consumer Durables & Apparel)	5,076
24	Sapporo Hokuyo Holdings, Inc. (Banks)	120,142
9,200	Seiko Epson Corp. (Technology Hardware & Equipment)	213,951
2,200	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	63,206
22,700	Showa Shell Sekiyu KK (Energy)	221,090
12,000	Sompo Japan Insurance, Inc. (Insurance)	101,852
1,500	Sony Corp. (Consumer Durables & Apparel)	46,256
55,100	Sumitomo Electric Industries Ltd. (Capital Goods)	599,718

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
23	Sumitomo Mitsui Financial Group, Inc. (Banks)	$144,202
700	Suzuken Co. Ltd. (Health Care Equipment & Services)	21,272
11,400	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	573,997
10,000	The 77 Bank Ltd. (Banks)	50,423
193,000	The Bank of Yokohama Ltd. (Banks)	956,008
38,000	The Gunma Bank Ltd. (Banks)	216,692
17,000	The Sumitomo Trust & Banking Co. Ltd. (Banks)	113,262
45,000	Toho Gas Co. Ltd. (Utilities)	248,196
24,000	Tokio Marine Holdings, Inc. (Insurance)	881,132
13,000	Tokyo Gas Co. Ltd. (Utilities)	54,242
13,000	Tokyu Land Corp. (Real Estate)	48,322
1,000	Toppan Printing Co. Ltd. (Commercial & Professional Services)	7,799
7,100	Toyo Seikan Kaisha Ltd. (Materials)	108,989
8,000	Toyo Suisan Kaisha Ltd. (Food, Beverage & Tobacco)	202,808
3,000	Toyota Motor Corp. (Automobiles & Components)	128,258
11,000	Ube Industries Ltd. (Materials)	29,660
1,820	USS Co. Ltd. (Retailing)	117,054
191	West Japan Railway Co. (Transportation)	817,953
11,000	Yamaguchi Financial Group, Inc. (Banks)	134,240
1,100	Yamaha Corp. (Consumer Durables & Apparel)	18,757

		24,949,087

Luxembourg — 0.5%
6,436	ArcelorMittal (Materials)	326,029
3,400	Millicom International Cellular SA SDR (Telecommunication Services)	234,775
1,015	SES SA (Media)	21,011

		581,815

Netherlands — 3.0%
140	Corio NV (REIT) (Real Estate)	9,947
5,550	Heineken Holding NV (Food, Beverage & Tobacco)	217,886
11,223	ING Groep NV CVA (Diversified Financials)	240,596
23,103	Koninklijke DSM NV (Materials)	1,092,764
56,487	Koninklijke Philips Electronics NV (Capital Goods)	1,532,638
9,123	Royal Dutch Shell PLC Class A (Energy)	268,783
504	Royal Dutch Shell PLC Class B (Energy)	14,159

		3,376,773

New Zealand — 0.1%
11,906	Fletcher Building Ltd. (Materials)	53,787

Norway — 0.7%
76,600	DnB NOR ASA (Banks)	594,247
6,320	Yara International ASA (Materials)	224,928

		819,175

Shares	Description	Value
Common Stocks — (continued)
Portugal — 0.2%
16,885	Portugal Telecom, SGPS, SA (Registered) (Telecommunication Services)	$169,798

Singapore — 1.0%
49,000	CapitaCommercial Trust (REIT) (Real Estate)	45,562
88,000	Golden Agri-Resources Ltd. (Food, Beverage & Tobacco)	19,621
7,000	Jardine Cycle & Carriage Ltd. (Retailing)	76,999
5,000	Keppel Corp. Ltd. (Capital Goods)	27,629
46,000	Oversea-Chinese Banking Corp. (Banks)	232,254
53,000	SembCorp Industries Ltd. (Capital Goods)	121,419
8,000	Singapore Airlines Ltd. (Transportation)	80,367
5,000	Singapore Exchange Ltd. (Diversified Financials)	21,781
4,000	Singapore Press Holdings Ltd. (Media)	11,160
78,000	Singapore Telecommunications Ltd. (Telecommunication Services)	178,287
21,000	United Overseas Bank Ltd. (Banks)	251,051
65,000	UOL Group Ltd. (Real Estate)	114,961

		1,181,091

Spain — 4.0%
10,708	ACS Actividades de Construccion y Servicios SA (Capital Goods)	433,509
43,804	Banco Bilbao Vizcaya Argentaria SA (Banks)	708,343
30,080	Banco de Sabadell SA (Banks)	233,784
15,203	Banco Popular Espanol SA (Banks)	181,091
6,012	Banco Santander SA (Banks)(a)	90,146
15,864	Gamesa Corp. Tecnologica SA (Capital Goods)	543,532
787	Gas Natural SDG SA (Utilities)	29,213
17,093	Iberdrola SA (Utilities)	173,647
47,894	Iberia Lineas Aereas de Espana SA (Transportation)	116,582
49,410	Mapfre SA (Insurance)	215,991
23,028	Repsol YPF SA (Energy)	682,456
48,437	Telefonica SA (Telecommunication Services)	1,151,714
482	Union Fenosa SA (Utilities)	11,784

		4,571,792

Sweden — 2.1%
32,600	Nordea Bank AB (Banks)	389,210
41,800	Swedbank AB Class A (Banks)	546,473
8,400	Swedish Match AB (Food, Beverage & Tobacco)	146,835
125,600	Telefonaktiebolaget LM Ericsson Class B (Technology Hardware & Equipment)	1,192,797
13,200	Volvo AB Class B (Capital Goods)	119,256

		2,394,571

Switzerland — 7.9%
11,771	Actelion Ltd. (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	606,542

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Switzerland — (continued)
4,827	Compagnie Financiere Richemont SA (Consumer Durables & Apparel)	$213,274
21,169	Credit Suisse Group AG (Registered) (Diversified Financials)	988,634
1,309	Geberit AG (Registered) (Capital Goods)	160,533
1,541	Julius Baer Holding AG (Registered) (Diversified Financials)	76,634
3,400	Lonza Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	426,602
38,363	Nestle SA (Registered) (Food, Beverage & Tobacco)	1,657,954
39,469	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	2,078,026
803	PSP Swiss Property AG (Registered) (Real Estate)*	46,739
13,496	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	136,853
631	Sulzer AG (Registered) (Capital Goods)	67,137
441	Swatch Group AG (Consumer Durables & Apparel)	81,402
157	Swisscom AG (Registered) (Telecommunication Services)	46,789
3,542	Synthes, Inc. (Health Care Equipment & Services)	490,008
2,420	UBS AG (Registered) (Diversified Financials)*	41,364
6,824	Zurich Financial Services AG (Registered) (Insurance)	1,889,706

		9,008,197

United Kingdom — 20.8%
46,114	Anglo American PLC (Materials)	1,557,715
51,830	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	2,268,055
19,483	BAE Systems PLC (Capital Goods)	143,627
37,417	Barclays PLC (Banks)	222,311
36,643	BG Group PLC (Energy)	664,559
79,420	BP PLC ADR (Energy)(a)	3,984,501
2,564	British American Tobacco PLC (Food, Beverage & Tobacco)	83,708
36,411	British Energy Group PLC (Utilities)	494,781
25,912	British Land Co. PLC (REIT) (Real Estate)	349,518
171,028	BT Group PLC (Telecommunication Services)	495,819
17,771	Cadbury PLC (Food, Beverage & Tobacco)	179,735
98,156	Compass Group PLC (Consumer Services)	608,764
73,772	Drax Group PLC (Utilities)	993,307
72,272	G4S PLC (Commercial & Professional Services)	261,352
15,239	GlaxoSmithKline PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)	662,287

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
57,739	HSBC Holdings PLC (Banks)	$934,117
314,635	Legal & General Group PLC (Insurance)	567,832
192,509	Lloyds TSB Group PLC (Banks)	773,558
64,759	Logica PLC (Software & Services)	126,702
59,766	Man Group PLC (Diversified Financials)	365,223
755	Reckitt Benckiser Group PLC (Household & Personal Products)	36,606
85,798	Rexam PLC (Materials)	609,584
13,423	Rolls-Royce Group PLC (Capital Goods)*	81,276
58,765	RSA Insurance Group PLC (Insurance)	157,116
6,212	Schroders PLC (Diversified Financials)	114,599
103,744	Standard Chartered PLC (Banks)	2,552,678
63,774	Tate & Lyle PLC (Food, Beverage & Tobacco)	438,126
281,418	Tesco PLC (Food & Staples Retailing)	1,957,259
31,325	The Sage Group PLC (Software & Services)	109,720
77,832	Thomas Cook Group PLC (Consumer Services)	308,832
16,571	Thomson Reuters PLC (Media)	370,280
114,555	TUI Travel PLC (Consumer Services)	442,956
15,624	United Utilities Group PLC (Utilities)	193,893
19,296	Vodafone Group PLC ADR (Telecommunication Services)(a)	426,442
12,440	WPP Group PLC (Media)	100,622

		23,637,460

TOTAL COMMON STOCKS		$111,883,742

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 1.1%
JPMorgan Chase Euro — Time Deposit
$1,284,501	1.484%	10/01/08	$1,284,501

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$113,168,243

	Interest
Shares	Rate	Value
Securities Lending Collateral(c) — 2.1%
Boston Global Investment Trust — Enhanced Portfolio
2,419,288	3.910%	$2,370,902

TOTAL INVESTMENTS — 101.8%		$115,539,145

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.8)%		(1,991,525)

NET ASSETS — 100.0%		$113,547,620

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is segregated for initial margin requirements on futures transactions.
(b) All or a portion of security is on loan.
(c) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2008.

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust
RNC	— Risparmio Non-Convertible Saving Shares
SDR	— Swedish Depositary Receipt

As a % of Net Assets

Investments Industry Classifications†
Automobiles & Components	5.1%
Banks	14.8
Capital Goods	6.7
Commercial & Professional Services	0.4
Consumer Durables & Apparel	1.7
Consumer Services	1.7
Diversified Financials	3.4
Energy	10.1
Food & Staples Retailing	2.2
Food, Beverage & Tobacco	4.3
Health Care Equipment & Services	1.3
Household & Personal Products	0.1
Insurance	5.7
Materials	7.8
Media	1.4
Pharmaceuticals, Biotechnology & Life Sciences	9.7
Real Estate	2.7
Retailing	0.7
Semiconductors & Semiconductor Equipment	0.6
Short-term Investments #	3.2
Software & Services	1.3
Technology Hardware & Equipment	3.2
Telecommunication Services	5.2
Transportation	4.0
Utilities	4.5

TOTAL INVESTMENTS	101.8%

† Industry concentrations greater than one-tenth of one percent are disclosed.
# Short-term investments include a short-term obligation and securities lending collateral.
For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At September 30, 2008, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long	Month	Value	Loss

Dow Jones EURO STOXX 50 Index	15	December 2008	$646,603	$(7,811)
FTSE 100 Index	3	December 2008	265,237	(5,855)
Topix Index	3	December 2008	306,333	(29,641)

TOTAL				$(43,307)

TAX INFORMATION — At September 30, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$130,030,502

Gross unrealized gain	1,085,755
Gross unrealized loss	(15,577,112)

Net unrealized security loss	$(14,491,357)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND
Schedule of Investments
September 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 98.0%
Banks — 4.3%
1,194	Cathay General Bancorp(a)	$28,417
33,294	First BanCorp(a)	368,232
184,028	Hudson City Bancorp, Inc.(a)	3,395,317
2,959	International Bancshares Corp.	79,893
116,048	Marshall & Ilsley Corp.(a)	2,338,367
2,262	Regions Financial Corp.	21,715
22,372	SunTrust Banks, Inc.	1,006,516
6,631	Synovus Financial Corp.	68,631
12,140	U.S. Bancorp	437,283
6,371	UnionBanCal Corp.	466,930
72,085	Wells Fargo & Co.	2,705,350
4,704	Wilshire Bancorp, Inc.	57,248

		10,973,899

Capital Goods — 7.6%
19,200	A.O. Smith Corp.(a)	752,448
4,800	Acuity Brands, Inc.	200,448
72,607	AGCO Corp.*(b)	3,093,784
7,528	C&D Technologies, Inc.*(a)	42,759
19,400	Cummins, Inc.	848,168
8,600	EMCOR Group, Inc.*	226,352
11,400	Fluor Corp.	634,980
14,600	General Cable Corp.*	520,198
4,232	General Dynamics Corp.	311,560
59,108	General Electric Co.	1,507,254
5,175	Graco, Inc.	184,282
1,685	John Bean Technologies Corp.*	21,332
2,645	Joy Global, Inc.	119,395
17,100	Lockheed Martin Corp.	1,875,357
29,500	Northrop Grumman Corp.	1,785,930
3,946	Polypore International, Inc.*	84,878
200	Powell Industries, Inc.*	8,162
800	Quanex Building Products Corp.	12,192
58,506	Raytheon Co.	3,130,656
15,100	SPX Corp.	1,162,700
34,000	Tecumseh Products Co. Class A*	851,360
7,771	The Boeing Co.	445,667
24,039	Tyco International Ltd.	841,846
11,445	Wabash National Corp.	108,155
14,317	Woodward Governor Co.	504,961

		19,274,824

Commercial & Professional Services — 0.2%
2,434	ABM Industries, Inc.	53,159
1,103	Herman Miller, Inc.	26,990
6,488	HNI Corp.(a)	164,406
5,274	Kelly Services, Inc. Class A	100,470
5,220	MPS Group, Inc.*	52,618
2,516	Resources Connection, Inc.*	56,685
3,171	Spherion Corp.*	15,443

		469,771

Consumer Durables & Apparel — 0.2%
2,986	Arctic Cat, Inc.	27,322
7,527	Brunswick Corp.(a)	96,270
4,906	Fuqi International, Inc.*	39,984
3,658	Jones Apparel Group, Inc.	67,709
1,843	NIKE, Inc. Class B	123,297

Shares	Description	Value
Common Stocks — (continued)
Consumer Durables & Apparel — (continued)
1,938	Polaris Industries, Inc.(a)	$88,160

		442,742

Consumer Services — 2.9%
6,190	Carnival Corp.	218,816
103,241	McDonald’s Corp.	6,369,970
2,114	Panera Bread Co. Class A*	107,603
22,699	Yum! Brands, Inc.	740,214

		7,436,603

Diversified Financials — 6.6%
4,800	Ameriprise Financial, Inc.	183,360
153,529	Bank of America Corp.	5,373,515
8,838	BlackRock, Inc.(a)	1,718,991
25,515	Capital One Financial Corp.(a)	1,301,265
32,486	Citigroup, Inc.	666,288
2,278	CME Group, Inc.	846,300
5,500	Eaton Vance Corp.	193,765
4,980	Franklin Resources, Inc.	438,887
7,592	Invesco Ltd.	159,280
499	Investment Technology Group, Inc.*	15,185
59,566	JPMorgan Chase & Co.	2,781,732
1,235	Leucadia National Corp.	56,118
17,210	Moody’s Corp.(a)	585,140
7,707	Morgan Stanley & Co.	177,261
34,211	SEI Investments Co.	759,484
1,073	T. Rowe Price Group, Inc.	57,631
39,079	The Bank of New York Mellon Corp.	1,273,194

		16,587,396

Energy — 11.9%
22,920	Alpha Natural Resources, Inc.*	1,178,775
59,300	Chevron Corp.	4,891,064
5,953	ConocoPhillips	436,057
23,000	Devon Energy Corp.	2,097,600
141,500	Exxon Mobil Corp.	10,988,890
46,700	Grey Wolf, Inc.*	363,326
70,999	Halliburton Co.	2,299,658
4,022	Hess Corp.	330,126
1,700	Lufkin Industries, Inc.	134,895
35,200	Occidental Petroleum Corp.	2,479,840
2,822	Overseas Shipholding Group, Inc.	164,551
18,663	RPC, Inc.	262,402
1,129	Smith International, Inc.	66,204
26,096	Stone Energy Corp.*	1,104,644
5,395	Superior Well Services, Inc.*	136,547
44,600	Tesoro Corp.(a)	735,454
14,201	Transocean, Inc.*	1,559,838
25,600	Valero Energy Corp.	775,680
1,089	World Fuel Services Corp.	25,080

		30,030,631

Food & Staples Retailing — 4.4%
53,300	BJ’s Wholesale Club, Inc.*	2,071,238
10,831	Casey’s General Stores, Inc.	326,771
15,401	Costco Wholesale Corp.	999,987
10,855	CVS/Caremark Corp.	365,379
1,096	Ingles Markets, Inc. Class A	25,022
16,279	Longs Drug Stores Corp.	1,231,344
43,400	Nash Finch Co.(a)	1,871,408

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Food & Staples Retailing — (continued)
9,500	Spartan Stores, Inc.	$236,360
16,400	The Kroger Co.	450,672
4,816	The Pantry, Inc.*	102,051
100	Village Super Market, Inc. Class A	4,767
57,546	Wal-Mart Stores, Inc.	3,446,430
2,641	Weis Markets, Inc.	95,102

		11,226,531

Food, Beverage & Tobacco — 4.1%
19,500	Altria Group, Inc.	386,880
17,713	Bunge Ltd.(a)	1,119,107
7,700	Cal-Maine Foods, Inc.(a)	211,288
1,333	Corn Products International, Inc.	43,029
1,225	Diamond Foods, Inc.	34,337
25,083	Dr. Pepper Snapple Group, Inc.*	664,198
10,157	Flowers Foods, Inc.	298,209
22,628	Imperial Sugar Co.(a)	306,383
1,255	J & J Snack Foods Corp.	42,557
25,913	Lorillard, Inc.	1,843,710
17,200	Molson Coors Brewing Co. Class B	804,100
9,400	PepsiAmericas, Inc.	194,768
15,200	PepsiCo, Inc.	1,083,304
19,500	Philip Morris International, Inc.	937,950
914	Ralcorp Holdings, Inc.*	61,613
98,529	Tyson Foods, Inc. Class A	1,176,436
21,695	Universal Corp.	1,065,008

		10,272,877

Health Care Equipment & Services — 4.2%
37,300	AmerisourceBergen Corp.	1,404,345
1,370	AngioDynamics, Inc.*	21,646
834	Baxter International, Inc.	54,735
71,363	Boston Scientific Corp.*	875,624
20,280	Covidien Ltd.	1,090,253
31,501	Cyberonics, Inc.*	535,517
2,712	Datascope Corp.	140,021
400	Express Scripts, Inc.*	29,528
1,844	Gen-Probe, Inc.*	97,824
10,531	Invacare Corp.	254,218
39,299	Kindred Healthcare, Inc.*	1,083,474
10,667	Masimo Corp.*	396,812
57,400	Medco Health Solutions, Inc.*	2,583,000
2,146	Orthofix International NV*	39,980
4,596	Owens & Minor, Inc.	222,906
12,429	PharMerica Corp.*	279,528
2,125	STERIS Corp.	79,858
40,830	UnitedHealth Group, Inc.	1,036,674
4,846	Varian Medical Systems, Inc.*	276,852
2,410	West Pharmaceutical Services, Inc.	117,656

		10,620,451

Household & Personal Products — 1.4%
23,600	Alberto-Culver Co.	642,864
29,854	Central Garden and Pet Co. Class A*	177,631
7,400	Colgate-Palmolive Co.	557,590
2,983	Elizabeth Arden, Inc.*	58,556
4,600	Energizer Holdings, Inc.*	370,530
4,016	Herbalife Ltd.	158,713

Shares	Description	Value
Common Stocks — (continued)
Household & Personal Products — (continued)
18,442	Mannatech, Inc.(a)	$73,768
22,877	Procter & Gamble Co.	1,594,298

		3,633,950

Insurance — 3.4%
748	Alleghany Corp.*	273,020
1,800	American National Insurance Co.	155,394
1,717	Arch Capital Group Ltd.*	125,392
56,173	Aspen Insurance Holdings Ltd.	1,544,757
1,404	Harleysville Group, Inc.	53,071
1,668	Infinity Property & Casualty Corp.	68,722
61,478	IPC Holdings Ltd.	1,857,250
31,381	Loews Corp.	1,239,236
4,281	Max Capital Group Ltd.	99,448
6,100	Nationwide Financial Services, Inc. Class A	300,913
10,741	Platinum Underwriters Holdings Ltd.	381,091
4,600	Principal Financial Group, Inc.	200,054
22,200	Prudential Financial, Inc.	1,598,400
1,533	The Allstate Corp.	70,702
14,790	The Travelers Companies, Inc.	668,508

		8,635,958

Materials — 2.9%
44	Arch Chemicals, Inc.	1,553
2,442	Cabot Corp.	77,607
1,670	Calgon Carbon Corp.*	34,001
34,679	CF Industries Holdings, Inc.	3,171,741
2,066	Innophos Holdings, Inc.	50,369
18,200	Koppers Holdings, Inc.	680,862
2,200	Minerals Technologies, Inc.	130,592
16,552	Monsanto Co.	1,638,317
3,372	Newmont Mining Corp.(a)	130,699
1,153	Quaker Chemical Corp.	32,814
14,400	Southern Copper Corp.(a)	274,752
5,812	Spartech Corp.	57,539
2,500	Stepan Co.	136,425
5,800	Terra Industries, Inc.	170,520
9,577	The Mosaic Co.	651,428
3,250	Zep, Inc.	57,330

		7,296,549

Media — 3.1%
4,419	Arbitron, Inc.(a)	197,485
30,205	Comcast Corp. Class A(a)	592,924
31,358	Comcast Corp. Special Class A	618,380
26,099	Entercom Communications Corp. Class A(a)	131,017
7,081	Hearst-Argyle Television, Inc.(a)	158,119
9,515	LIN TV Corp. Class A*	49,097
110,934	The DIRECTV Group, Inc.*	2,903,143
34,300	The Walt Disney Co.	1,052,667
138,935	Time Warner, Inc.	1,821,438
42,366	Virgin Media, Inc.(a)	334,691

		7,858,961

Pharmaceuticals, Biotechnology & Life Sciences — 10.0%
19,177	Abbott Laboratories	1,104,212
4,007	Alkermes, Inc.*	53,293

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
11,628	Allergan, Inc.	$598,842
24,931	Amgen, Inc.*	1,477,660
29,700	Applied Biosystems, Inc.	1,017,225
7,616	Biogen Idec, Inc.*	383,009
28,190	Eli Lilly & Co.	1,241,206
3,862	Emergent Biosolutions, Inc.*	50,554
2,533	Enzon Pharmaceuticals, Inc.*	18,694
9,400	eResearchTechnology, Inc.*	111,954
18,000	Genentech, Inc.*	1,596,240
120,333	Gilead Sciences, Inc.*	5,484,778
60,991	Johnson & Johnson	4,225,456
5,883	King Pharmaceuticals, Inc.*	56,359
84,657	Merck & Co., Inc.	2,671,775
4,145	Myriad Genetics, Inc.*	268,928
15,399	Nabi Biopharmaceuticals*	71,759
137,905	Pfizer, Inc.	2,542,968
14,177	Thermo Fisher Scientific, Inc.*	779,735
27,700	Waters Corp.*	1,611,586

		25,366,233

Real Estate Investment Trust — 3.4%
46,572	Associated Estates Realty Corp.	606,833
39,327	AvalonBay Communities, Inc.(a)	3,870,563
2,671	Brandywine Realty Trust	42,816
9,927	Equity Residential	440,858
1,827	Essex Property Trust, Inc.	216,189
973	National Health Investors, Inc.	33,257
31,420	Nationwide Health Properties, Inc.	1,130,492
11,743	Omega Healthcare Investors, Inc.	230,868
1,362	Realty Income Corp.	34,867
2,747	Simon Property Group, Inc.	266,459
1,247	Tanger Factory Outlet Centers(a)	54,606
9,434	UDR, Inc.	246,699
28,791	Ventas, Inc.	1,422,851

		8,597,358

Retailing — 4.4%
55,939	Aeropostale, Inc.*(a)	1,796,201
3,019	America’s Car-Mart, Inc.*(a)	56,123
1,554	Big Lots, Inc.*	43,248
19,064	Dollar Tree, Inc.*	693,167
62,590	Fred’s, Inc. Class A	890,030
29,000	Guess?, Inc.	1,008,910
5,957	Jo-Ann Stores, Inc.*	124,978
25,505	Netflix, Inc.*(a)	787,594
4,233	PetSmart, Inc.	104,598
25,703	Ross Stores, Inc.	946,128
43,252	The Buckle, Inc.(a)	2,402,216
13,266	The Childrens Place Retail Stores, Inc.*	442,421
25,635	The TJX Companies, Inc.	782,416
6,307	Tractor Supply Co.*	265,209
8,451	Urban Outfitters, Inc.*	269,333
25,021	Zale Corp.*(a)	625,525

		11,238,097

Shares	Description	Value
Common Stocks — (continued)
Semiconductors & Semiconductor Equipment — 1.4%
6,162	Altera Corp.	$127,430
10,096	Applied Materials, Inc.	152,753
171,293	Intel Corp.	3,208,318

		3,488,501

Software & Services — 7.2%
96,200	Accenture Ltd. Class A	3,655,600
17,244	Acxiom Corp.	216,240
28,720	Adobe Systems, Inc.*	1,133,578
1,242	Advent Software, Inc.*	43,756
700	AsiaInfo Holdings, Inc.*	6,426
13,835	Autodesk, Inc.*	464,164
1,275	DST Systems, Inc.*(a)	71,387
114,600	EarthLink, Inc.*	974,100
8,606	Gartner, Inc.*	195,184
5,100	Google, Inc. Class A*	2,042,652
1,047	MAXIMUS, Inc.	38,572
18,294	Mentor Graphics Corp.*(a)	207,637
1,666	Metavante Technologies, Inc.*	32,087
142,154	Microsoft Corp.	3,794,090
101,835	Oracle Corp.*	2,068,269
4,734	Perot Systems Corp. Class A*	82,135
2,288	SRA International, Inc. Class A*	51,777
107,000	Symantec Corp.*	2,095,060
41,818	Synopsys, Inc.*	834,269
6,060	VeriSign, Inc.*	158,045

		18,165,028

Technology Hardware & Equipment — 6.4%
18,600	Apple, Inc.*	2,114,076
30,153	Brocade Communications Systems, Inc.*	175,491
134,500	Cisco Systems, Inc.*	3,034,320
114,858	Hewlett-Packard Co.	5,311,034
4,055	Imation Corp.	91,602
2,215	Ingram Micro, Inc. Class A*	35,595
1,451	Insight Enterprises, Inc.*	19,458
19,700	International Business Machines Corp.	2,304,112
34,180	QUALCOMM, Inc.	1,468,715
79,100	Western Digital Corp.*	1,686,412

		16,240,815

Telecommunication Services — 2.4%
93,432	AT&T, Inc.(b)	2,608,622
2,100	US Cellular Corp.*	98,532
107,925	Verizon Communications, Inc.	3,463,313

		6,170,467

Transportation — 3.2%
403	Amerco, Inc.*	16,898
28,309	Arkansas Best Corp.(a)	953,730
952	Burlington Northern Santa Fe Corp.	87,993
37,500	CSX Corp.	2,046,375
1,789	Expeditors International of Washington, Inc.	62,329
6,164	Genesee & Wyoming, Inc. Class A*	231,273
106,561	J.B. Hunt Transport Services, Inc.(a)	3,555,940
4,199	Kansas City Southern*	186,268
779	Landstar System, Inc.	34,323
14,145	Marten Transport Ltd.*	275,969

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Transportation — (continued)
5,796	Pacer International, Inc.	$95,460
6,883	Saia, Inc.*	91,406
1,656	SkyWest, Inc.	26,463
718	Union Pacific Corp.	51,093
11,445	Werner Enterprises, Inc.(a)	248,471

		7,963,991

Utilities — 2.4%
2,096	Allete, Inc.	93,272
882	Cleco Corp.	22,270
4,300	Constellation Energy Group, Inc.	104,490
50	Dominion Resources, Inc.	2,139
9,244	Duke Energy Corp.	161,123
31,900	Edison International	1,272,810
1,819	El Paso Electric Co.*	38,199
19,188	Entergy Corp.	1,707,924
13,448	Exelon Corp.	842,114
21,095	Hawaiian Electric Industries, Inc.(a)	614,075
7,088	New Jersey Resources Corp.	254,388
1,204	NorthWestern Corp.	30,256
8,345	OGE Energy Corp.	257,694
4,384	Piedmont Natural Gas Co.	140,113
7,261	Puget Energy, Inc.	193,869
9,426	Reliant Energy, Inc.*	69,281
2,400	The Laclede Group, Inc.	116,376
808	UIL Holdings Corp.	27,739
1,000	Vectren Corp.	27,850

		5,975,982

TOTAL COMMON STOCKS		$247,967,615

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 2.2%
JPMorgan Chase Euro — Time Deposit
$5,682,377	1.484%	10/01/08	$5,682,377

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$253,649,992

	Interest
Shares	Rate	Value
Securities Lending Collateral(c) — 9.3%
Boston Global Investment Trust — Enhanced Portfolio
24,013,626	3.910%	$23,533,353

TOTAL INVESTMENTS — 109.5%		$277,183,345

LIABILITIES IN EXCESS OF OTHER ASSETS — (9.5)%		(24,066,353)

NET ASSETS — 100.0%		$253,116,992

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) All or a portion of security is segregated for initial margin requirements on futures transactions.
(c) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2008.
For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At September 30, 2008, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long	Month	Value	Loss

Russell 2000 Index	11	December 2008	$745,525	$(7,558)
S&P500 E-mini	77	December 2008	4,494,490	(112,382)

TOTAL				$(119,940)

TAX INFORMATION — At September 30, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$240,860,290

Gross unrealized gain	41,223,188
Gross unrealized loss	(4,900,133)

Net unrealized security gain	$36,323,055

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments
September 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 96.2%
Automobiles & Components — 0.2%
3,900	Autoliv, Inc.	$131,625
48,400	General Motors Corp.	457,380

		589,005

Banks — 3.1%
10,600	BB&T Corp.	400,680
106,450	Fifth Third Bancorp	1,266,755
31,400	FirstMerit Corp.	659,400
88,250	Huntington Bancshares, Inc.	705,117
99,650	New York Community Bancorp, Inc.	1,673,124
46,700	Regions Financial Corp.	448,320
82,000	U.S. Bancorp	2,953,640
9,000	Wells Fargo & Co.	337,770

		8,444,806

Capital Goods — 8.5%
13,900	3M Co.	949,509
200	Carlisle Companies, Inc.	5,994
27,350	Caterpillar, Inc.	1,630,060
8,500	Deere & Co.	420,750
63,300	Emerson Electric Co.	2,582,007
450	First Solar, Inc.*	85,009
1,400	Foster Wheeler Ltd.*	50,554
750	General Dynamics Corp.	55,215
332,550	General Electric Co.	8,480,025
11,600	Honeywell International, Inc.	481,980
14,100	Lockheed Martin Corp.	1,546,347
39,850	Masco Corp.	714,909
9,750	Northrop Grumman Corp.	590,265
42,825	PACCAR, Inc.	1,635,487
7,000	Pall Corp.	240,730
4,100	Raytheon Co.	219,391
23,750	The Boeing Co.	1,362,063
4,000	Timken Co.	113,400
34,350	United Technologies Corp.	2,063,061

		23,226,756

Commercial Services & Supplies — 0.5%
117,700	Steelcase, Inc. Class A	1,265,275

Consumer Durables & Apparel — 1.8%
8,800	Blyth, Inc.	99,792
28,750	D.R. Horton, Inc.	374,325
70,050	Eastman Kodak Co.	1,077,369
12,350	KB HOME	243,048
25,100	Leggett & Platt, Inc.	546,929
3,650	M.D.C. Holdings, Inc.	133,553
83,300	Mattel, Inc.	1,502,732
1,200	Snap-On, Inc.	63,192
7,400	The Stanley Works	308,876
6,050	VF Corp.	467,726

		4,817,542

Consumer Services — 2.7%
85,050	Carnival Corp.	3,006,518
2,600	Hillenbrand, Inc.	52,416
69,300	McDonald’s Corp.	4,275,810
900	Yum! Brands, Inc.	29,349

		7,364,093

Diversified Financials — 7.1%
144,150	Allied Capital Corp.	1,556,820

Shares	Description	Value
Common Stocks — (continued)
Diversified Financials — (continued)
96,050	American Capital Ltd.	$2,450,235
192,050	Bank of America Corp.	6,721,750
4,550	Capital One Financial Corp.	232,050
78,900	Citigroup, Inc.(a)	1,618,239
1,750	Discover Financial Services	24,185
7,150	Jefferies Group, Inc.	160,160
102,150	JPMorgan Chase & Co.	4,770,405
35,450	Merrill Lynch & Co., Inc.	896,885
37,050	Morgan Stanley & Co.	852,150
1,900	SLM Corp.*	23,446
5,800	The Bank of New York Mellon Corp.	188,964

		19,495,289

Energy — 12.4%
6,750	Baker Hughes, Inc.	408,645
2,000	Cameron International Corp.*	77,080
12,250	Chesapeake Energy Corp.	439,285
94,000	Chevron Corp.(a)	7,753,120
4,150	ConocoPhillips	303,987
2,600	Consol Energy, Inc.	119,314
165,400	Exxon Mobil Corp.	12,844,964
15,650	Frontline Ltd.	752,295
84,200	Halliburton Co.	2,727,238
36,250	Marathon Oil Corp.	1,445,288
16,400	National-Oilwell Varco, Inc.*	823,772
9,850	Noble Corp.	432,415
26,600	Occidental Petroleum Corp.	1,873,970
1,980	Patriot Coal Corp.*	57,519
6,150	Patterson-UTI Energy, Inc.	123,123
9,900	Peabody Energy Corp.	445,500
12,300	Schlumberger Ltd.	960,507
5,550	Smith International, Inc.	325,452
16,825	Spectra Energy Corp.	400,435
10,850	Sunoco, Inc.	386,043
8,400	The Williams Companies, Inc.	198,660
20,100	Valero Energy Corp.	609,030
8,600	Weatherford International Ltd.*	216,204

		33,723,846

Food & Staples Retailing — 1.9%
7,950	Costco Wholesale Corp.	516,194
11,550	CVS/Caremark Corp.	388,773
7,550	Sysco Corp.	232,767
67,650	Wal-Mart Stores, Inc.	4,051,558
1,350	Whole Foods Market, Inc.	27,040

		5,216,332

Food, Beverage & Tobacco — 7.0%
38,950	Altria Group, Inc.	772,768
37,850	Anheuser-Busch Companies, Inc.	2,455,708
9,050	General Mills, Inc.	621,916
61,350	H.J. Heinz Co.	3,065,660
100,891	Kraft Foods, Inc. Class A(a)	3,304,180
9,100	Lancaster Colony Corp.	342,706
35,400	PepsiCo, Inc.	2,522,958
38,950	Philip Morris International, Inc.	1,873,495
17,800	Reynolds American, Inc.	865,436
54,950	The Coca-Cola Co.	2,905,756

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Food, Beverage & Tobacco — (continued)
7,100	UST, Inc.	$472,434

		19,203,017

Health Care Equipment & Services — 2.2%
11,500	Aetna, Inc.	415,265
10,900	Baxter International, Inc.	715,367
900	Becton, Dickinson and Co.	72,234
7,300	Cardinal Health, Inc.	359,744
1,950	Covidien Ltd.	104,832
7,500	Express Scripts, Inc.*	553,650
2,600	Hill-Rom Holdings, Inc.	78,806
8,000	Hologic, Inc.*	154,640
4,650	Humana, Inc.*	191,580
750	Intuitive Surgical, Inc.*	180,735
15,000	Medco Health Solutions, Inc.*	675,000
34,400	Medtronic, Inc.	1,723,440
750	Stryker Corp.	46,725
27,150	UnitedHealth Group, Inc.	689,338
100	WellPoint, Inc.*	4,677

		5,966,033

Household & Personal Products — 3.2%
3,400	Avon Products, Inc.	141,338
60,300	Kimberly-Clark Corp.	3,909,852
62,150	Procter & Gamble Co.	4,331,234
850	The Clorox Co.	53,286
5,600	The Estee Lauder Companies, Inc. Class A	279,496

		8,715,206

Insurance — 1.5%
34,850	Fidelity National Title Group, Inc. Class A	512,295
10,950	Lincoln National Corp.	468,769
12,400	OneBeacon Insurance Group Ltd.	262,260
22,750	Principal Financial Group, Inc.	989,398
3,950	StanCorp Financial Group, Inc.	205,400
11,100	The Allstate Corp.	511,932
36,550	The Progressive Corp.	635,970
15,700	Unitrin, Inc.	391,558
300	XL Capital Ltd. Class A	5,382

		3,982,964

Materials — 3.6%
32,900	Alcoa, Inc.	742,882
82,700	E.I. du Pont de Nemours & Co.	3,332,810
10,150	Freeport-McMoRan Copper & Gold, Inc.	577,028
3,200	Monsanto Co.	316,736
27,500	Nucor Corp.	1,086,250
5,450	Olin Corp.	105,730
100	Rohm & Haas Co.	7,000
49,350	Southern Copper Corp.	941,598
64,000	The Dow Chemical Co.	2,033,920
5,950	United States Steel Corp.	461,779
1,150	Weyerhaeuser Co.	69,667
11,550	Worthington Industries, Inc.	172,557

		9,847,957

Media — 1.8%
7,700	Comcast Corp. Class A	151,151

Shares	Description	Value
Common Stocks — (continued)
Media — (continued)
57,200	Entercom Communications Corp. Class A	$287,144
7,250	Idearc, Inc.	9,062
153,900	Regal Entertainment Group Class A	2,428,542
7,550	The McClatchy Co. Class A	33,220
30,150	The New York Times Co. Class A	430,844
43,900	The Walt Disney Co.(a)	1,347,291
160	The Washington Post Co. Class B	89,082
15,250	Warner Music Group Corp.	115,900

		4,892,236

Pharmaceuticals, Biotechnology & Life Sciences — 9.3%
27,850	Abbott Laboratories	1,603,603
16,600	Amgen, Inc.*	983,882
3,400	Biogen Idec, Inc.*	170,986
86,650	Bristol-Myers Squibb Co.	1,806,652
27,150	Celgene Corp.*	1,718,052
67,700	Eli Lilly & Co.	2,980,831
22,500	Gilead Sciences, Inc.*	1,025,550
98,000	Johnson & Johnson	6,789,440
13,350	Merck & Co., Inc.	421,326
321,800	Pfizer, Inc.(a)	5,933,992
5,750	Thermo Fisher Scientific, Inc.*	316,250
46,200	Wyeth	1,706,628

		25,457,192

Real Estate Investment Trust — 1.1%
12,050	General Growth Properties, Inc.	181,955
4,400	ProLogis	181,588
25,000	Simon Property Group, Inc.	2,425,000
1,800	Vornado Realty Trust	163,710

		2,952,253

Retailing — 1.3%
2,500	Amazon.com, Inc.*	181,900
4,300	Barnes & Noble, Inc.	112,144
3,300	Best Buy Co., Inc.	123,750
1,750	Macy’s, Inc.	31,465
31,300	RadioShack Corp.	540,864
27,950	Saks, Inc.*	258,537
97,800	Staples, Inc.	2,200,500
2,300	The Sherwin-Williams Co.	131,468

		3,580,628

Semiconductors & Semiconductor Equipment — 2.7%
10,400	Analog Devices, Inc.	274,040
97,750	Intel Corp.	1,830,858
28,100	Linear Technology Corp.	861,546
8,350	MEMC Electronic Materials, Inc.*	235,971
90,950	Microchip Technology, Inc.	2,676,658
62,700	Texas Instruments, Inc.	1,348,050
1,400	Xilinx, Inc.	32,830

		7,259,953

Software & Services — 5.6%
46,850	Accenture Ltd. Class A	1,780,300
2,750	Akamai Technologies, Inc.*	47,960
4,800	Autodesk, Inc.*	161,040
40,800	Automatic Data Processing, Inc.	1,744,200
600	Citrix Systems, Inc.*	15,156
3,430	Google, Inc. Class A*	1,373,784

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Software & Services — (continued)
700	Mastercard, Inc. Class A	$124,131
238,350	Microsoft Corp.	6,361,561
69,100	Oracle Corp.*	1,403,421
42,250	Paychex, Inc.	1,395,518
200	VeriFone Holdings, Inc.*	3,308
2,200	VeriSign, Inc.*	57,376
45,800	Yahoo!, Inc.*	792,340

		15,260,095

Technology Hardware & Equipment — 7.1%
6,950	ADTRAN, Inc.	135,456
20,850	Apple, Inc.*	2,369,811
49,400	Cisco Systems, Inc.*	1,114,464
21,050	Corning, Inc.	329,222
14,200	EMC Corp.*	169,832
51,600	Hewlett-Packard Co.	2,385,984
66,150	International Business Machines Corp.	7,736,904
15,450	Motorola, Inc.	110,313
116,550	QUALCOMM, Inc.	5,008,153

		19,360,139

Telecommunication Services — 3.7%
156,128	AT&T, Inc.(a)	4,359,094
20,700	Embarq Corp.	839,385
861	FairPoint Communications, Inc.	7,465
20,300	Frontier Communications Corp.	233,450
45,700	Verizon Communications, Inc.	1,466,513
280,150	Windstream Corp.	3,064,841

		9,970,748

Transportation — 2.9%
4,750	C.H. Robinson Worldwide, Inc.	242,060
62,350	Norfolk Southern Corp.	4,128,194
55,250	United Parcel Service, Inc. Class B	3,474,672

		7,844,926

Utilities — 5.0%
48,950	Ameren Corp.	1,910,519
59,650	Consolidated Edison, Inc.	2,562,564
10,900	Dominion Resources, Inc.	466,302
22,650	DTE Energy Co.	908,718
130,950	Duke Energy Corp.	2,282,458
1,473	Integrys Energy Group, Inc.	73,562
5,000	Nicor, Inc.	221,750
9,450	Pinnacle West Capital Corp.	325,174
4,450	PNM Resources, Inc.	45,568
15,800	Progress Energy, Inc.	681,454
108,050	Southern Co.	4,072,405

		13,550,474

TOTAL COMMON STOCKS		$261,986,765

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 4.4%
JPMorgan Chase Euro — Time Deposit
$11,899,957	1.484%	10/01/08	$11,899,957

TOTAL INVESTMENTS — 100.6%			$273,886,722

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%			(1,508,767)

NET ASSETS — 100.0%			$272,377,955

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is segregated for initial margin requirements on futures transactions.
For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At September 30, 2008, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long	Month	Value	Loss

S&P 500 E-mini	178	December 2008	$10,389,860	$(441,925)

WRITTEN OPTIONS — At September 30, 2008, the Fund had outstanding written options as follows:

	Number of	Exercise	Expiration
Call Options	Contracts	Rate	Month	Value

S&P 500 Index (Premium Received: $3,045,823)	677	$1,275	December 2008	$(1,408,160)

TAX INFORMATION — At September 30, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$315,896,485

Gross unrealized gain	9,498,345
Gross unrealized loss	(51,508,108)

Net unrealized security loss	$(42,009,763)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED FUNDS
Schedule of Investments
September 30, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities traded on a foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by Goldman Sachs Asset Management L.P. (“GSAM”) by taking into consideration market or security specific information as discussed below.
     Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. If accurate quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Board of Trustees. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available or are deemed not to reflect market value by GSAM are valued at fair value using methods approved by the Board of Trustees.
     GSAM, consistent with its procedures and applicable regulatory guidance, may determine to make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — For the period ended September 30, 2008, the Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No 157, Fair Value Measurements (“FAS 157”).

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED FUNDS
Schedule of Investments (continued)
September 30, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
FAS 157 establishes a fair value hierarchy that prioritizes the inputs and valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are described below:
Level 1- Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2- Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;
Level 3- Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
As required by FAS 157, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The following is a summary of the levels within the fair value hierarchy in which the Funds invest:

ASSETS	International Equity Dividend and Premium		Structured International Tax Managed Equity

	Investments in		Investments in
	Securities	Other Investments-	Securities	Other Investments-
Level	Long-Assets	Liabilities	Long-Assets	Liabilities
Level 1	$720,214	$(139,410)	$7,444,132	$(43,307)
Level 2	15,217,581 (a)	(178,264)	108,095,013 (a)	—
Level 3	—	—	—	—
Total	$15,937,795	$(317,674)	$115,539,145	$(43,307)

ASSETS	Structured Tax-Managed Equity		U.S. Equity Dividend and Premium

	Investments in		Investments in
	Securities	Other Investments-	Securities	Other Investments-
Level	Long-Assets	Liabilities	Long-Assets	Liabilities
Level 1	$271,500,968	$(119,940)	$261,986,765	$(441,925)
Level 2	5,682,377	—	11,899,957	(1,408,160)
Level 3	—	—	—	—
Total	$277,183,345	$(119,940)	$273,886,722	$(1,850,085)

(a)	To adjust for differing local market close timing, the Funds utilize fair value model price for International equities provided by an independent service resulting in a Level 2 classification.
Futures Contracts — The Funds may purchase or sell futures contracts to hedge against changes in interest rates, securities prices, currency exchange rates, or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. At September 30, 2008, the Funds had segregated sufficient cash and/or securities to cover any commitments under these contracts.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED FUNDS
Schedule of Investments (continued)
September 30, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
Options — When the Funds write call or put options, an amount equal to the premium received is recorded as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. Written options are valued at the last settlement price, or in the absence of a sale, the last ask price, at the end of each day on the board of trade or exchange upon which they are traded. When a written option expires on its stipulated expiration date or the Funds enter into a closing purchase transaction, the Funds realize a gain or loss without regard to any unrealized gain or loss from the sale of the underlying security, and the option is extinguished. When a written call option is exercised, the Funds realize a gain or loss on the sale of the underlying security, and the proceeds of the sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Funds purchase upon exercise. There is a risk of loss from a change in value of such options which may exceed the related premiums received.
     Upon the purchase of a call option or a protective put option by the Funds, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current market value of the option. Purchased options are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. If an option which the Funds have purchased expires on the stipulated expiration date, the Funds will realize a loss in the amount of the cost of the option. If the Funds enter into a closing sale transaction, the Funds will realize a gain or loss, depending on whether the sale proceeds for the closing sale transaction are greater or less than the cost of the option. If the Funds exercise a purchased put option, the Funds will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Funds exercise a purchased call option, the cost of the security which the Funds purchase upon exercise will be increased by the premium originally paid.
     The U.S. Equity Dividend and Premium and International Equity Dividend and Premium Funds invest a portion of their portfolios in written options. Writing (selling) call options limits the opportunity to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option. When the Funds write (sells) S&P 500 Index or related ETF call options, they receive cash but limits its opportunity to profit from an increase in the market value of the S&P 500 Index or related ETF beyond the exercise price (plus the premium received) of the option. In a rising market, the Funds could significantly under perform the market. The Funds’ option strategies may not fully protect it against declines in the value of the market. Cash received from premiums will enhance return in declining markets, but the Funds will continue to bear the risk of a decline in the value of the securities held in its portfolio. The benefit from writing a call option is limited to the amount of premiums received. In a period of a sharply falling equity market, the Funds will likely also experience sharp declines in its net asset value.
Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (GSAL) formerly Boston Global Advisers (“BGA”), a wholly owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ security lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds bear the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
     The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust (“Enhanced Portfolio”), a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM receives an investment advisory fee of up to 0.10% on an annualized basis of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments, but is not a “money market fund” subject to the requirements of Rule 2a-7 of the Act. The Funds bear the risk of incurring a loss from the investment of

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED FUNDS
Schedule of Investments (continued)
September 30, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
cash collateral due to either credit or market factors.
     Both the Funds and GSAL receive compensation relating to the lending of the Funds’ securities.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	November 26, 2008

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	November 26, 2008

* Print the name and title of each signing officer under his or her signature.